Capital Stock - Summary of Stock Option Activity and Related Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Outstanding - beginning of year	4,237	5,285	5,713
Options Granted	15	73	433
Options Exercised	(1,528)	(1,039)	(733)
Options Forfeited/Expired	(14)	(82)	(128)
Options Outstanding - end of year	2,710	4,237	5,285
Options Exercisable - end of year	2,508	3,848	4,561
Weighted-Average Exercise Price, Outstanding - beginning of year	$ 36.33	$ 34.40	$ 32.47
Weighted-Average Exercise Price, Granted	$ 56.76	$ 34.07	$ 27.69
Weighted-Average Exercise Price, Exercised	$ 36.10	$ 26.21	$ 15.85
Weighted-Average Exercise Price, Forfeited/Expired	$ 28.51	$ 38.46	$ 31.81
Weighted-Average Exercise Price, Outstanding - end of year	$ 36.61	$ 36.33	$ 34.40
Weighted-Average Exercise Price, Exercisable - end of year	$ 37.03	$ 37.03	$ 35.54